CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	¥ (80,976)	$ (11,094)	¥ (134,515)	¥ 86,504
Adjustment to reconcile net (loss)/income to net cash generated from/(used in) operating activities:
Depreciation of property, equipment and leasehold improvement	10,700	1,467	13,218	18,056
Amortization of intangible assets	661	91	983	1,202
Amortization of right-of-use assets	17,460	2,392	16,903	14,557
Foreign exchange losses	4,209	577	1,488	1,052
Investment income	(919)	(126)	(188)	(331)
Interest expense				217
Share-based compensation	14,150	1,938	26,755	29,233
Allowance for expected credit loss			90,789
Losses/(gains) on disposal of property equipment	90	12	(438)	105
Changes in operating assets and liabilities:
Accounts receivable	475	65	1,637	3,225
Prepayments and other current assets	(432)	(59)	(94,572)	4,012
Accounts payable	(3,805)	(521)	(10,648)	(26,961)
Deferred revenue	1,712	235	(6,429)	15,020
Salary and welfare payable	(5,136)	(704)	499	11,505
Taxes payable	3,450	473	(549)	537
Lease liabilities	(17,785)	(2,437)	(18,057)	(15,169)
Accrued expenses and other current liabilities	29,666	4,066	31	(5,997)
Other non-current liabilities			(3,952)	(500)
Net cash generated from/ (used in) operating activities	(26,469)	(3,625)	(117,045)	136,267
Cash flows from investing activities:
Purchase of property, equipment and leasehold improvement	(11,072)	(1,517)	(5,961)	(11,691)
Purchase of intangible assets	(1,099)	(151)	(1,261)	(149)
Purchase of short-term investments	(125,000)	(17,125)		(191,022)
Maturities of short-term investments	125,000	17,125	111,022	80,000
Net cash received from disposal of property, equipment and leasehold improvement	197	27	1,853	79
Net cash (used in)/ generated from investing activities	(11,974)	(1,641)	105,653	(122,783)
Cash flows from financing activities
Proceeds from exercise of vested share options	7	1	5	5
Proceeds from short-term loans	18,377	2,518	40,900	72,015
Repayments of short-term loans	(11,188)	(1,533)	(114,878)	(67,249)
Cash paid for repurchase of common shares	(10,190)	(1,400)
Capital contributions from the non-controlling interest shareholders			2,299
Net cash generated from/(used in) financing activities	(2,994)	(410)	(71,674)	4,771
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	(3,017)	(414)	2,168	22,812
Net increase/(decrease) in cash, cash equivalents and restricted cash	(44,454)	(6,090)	(80,898)	41,067
Cash, cash equivalents and restricted cash at beginning of the year	497,617	68,173	578,515	537,448
Cash, cash equivalents and restricted cash at end of the year	453,163	62,083	497,617	578,515
Reconciliation to amounts on consolidated balance sheets:
Cash, cash equivalents	441,858		494,965	568,192
Restricted cash	11,300		2,652	10,323
Total Cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	453,163		497,617	578,515
Supplemental disclosures of cash flow information:
Cash paid for interest expense	(416)	(57)	(2,051)	(2,227)
Income taxes paid	(1,861)	(255)	(495)	(100)
Non-cash investing and financing activities:
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 16,277	$ 2,230	¥ 6,127	¥ 13,505